Reverse Merger (Details) $ / shares in Units, $ in Millions	1 Months Ended	9 Months Ended
	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 13, 2024 $ / shares shares	Feb. 28, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares
Reverse Merger [Line Items]
Aggregate purchase price		$ 27.9
Convertible notes	$ 52.7				$ 15.6
Gross proceeds	$ 17.7
PIPE financing		0.5
Gross proceeds		$ 4.7
Common stock authorized (in Shares) | shares		500,000,000	500,000,000		18,858,216
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Shares of preferred stock (in Shares) | shares			50,000,000
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Vote of common stock		one
Warrant to purchase		one
Acquire share		1
Exchange ratio		0.29489%
Gross proceeds		$ 5.3
PIPE Financing [Member]
Reverse Merger [Line Items]
Purchase price (in Dollars per share) | $ / shares		$ 10
Golden Arrow Merger Corp [Member]
Reverse Merger [Line Items]
Purchase shares (in Shares) | shares		800,000
PIPE Agreement [Member]
Reverse Merger [Line Items]
Aggregate purchase price		$ 11.1
Purchase shares (in Shares) | shares		470,120
Second Bridge Convertible Notes [Member]
Reverse Merger [Line Items]
Convertible notes				$ 5.0
Common Class A [Member]
Reverse Merger [Line Items]
Aggregate purchase price		$ 8.0
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Common Class A [Member] | Golden Arrow Merger Corp [Member]
Reverse Merger [Line Items]
Purchase price (in Dollars per share) | $ / shares		10
Common Class B [Member]
Reverse Merger [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Common Stock [Member] | PIPE Agreement [Member]
Reverse Merger [Line Items]
Purchase shares (in Shares) | shares		23,172,271
Private Placement [Member]
Reverse Merger [Line Items]
Purchase share (in Shares) | shares		2,787,457